Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Financial Assets and Liabilities Carried at Fair Value
Financial assets and liabilities carried at fair value are classified in the tables below in one of the three categories described above:

	December 31, 2014
(In millions)	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Financial Assets
Cash equivalents:
Money market funds	$122.2	$—	$—	$122.2
Total cash equivalents	122.2	—	—	122.2
Trading securities:
Equity securities — exchange traded funds	20.2	—	—	20.2
Total trading securities	20.2	—	—	20.2
Available-for-sale fixed income investments:
U.S. Treasuries	—	0.6	—	0.6
Corporate bonds	—	12.0	—	12.0
Agency mortgage-backed securities	—	13.3	—	13.3
Other	—	2.2	—	2.2
Total available-for-sale fixed income investments	—	28.1	—	28.1
Available-for-sale equity securities:
Biosciences industry	0.1	—	—	0.1
Total available-for-sale equity securities	0.1	—	—	0.1
Foreign exchange derivative assets	—	18.4	—	18.4
Interest rate swap derivative assets	—	30.4	—	30.4
Purchased cash convertible note hedge	—	1,853.5	—	1,853.5
Total assets at recurring fair value measurement	$142.5	$1,930.4	$—	$2,072.9
Financial Liabilities
Foreign exchange derivative liabilities	$—	$2.3	$—	$2.3
Interest rate swap derivative liabilities	—	49.9	—	49.9
Cash conversion feature of Cash Convertible Notes	—	1,853.5	—	1,853.5
Contingent consideration	—	—	470.0	470.0
Total liabilities at recurring fair value measurement	$—	$1,905.7	$470.0	$2,375.7

	December 31, 2013
(In millions)	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Financial Assets
Cash equivalents:
Money market funds	$—	$—	$—	$—
Total cash equivalents	—	—	—	—
Trading securities:
Equity securities — exchange traded funds	16.6	—	—	16.6
Total trading securities	16.6	—	—	16.6
Available-for-sale fixed income investments:
U.S. Treasuries	—	12.8	—	12.8
Corporate bonds	—	10.7	—	10.7
Agency mortgage-backed securities	—	0.7	—	0.7
Other	—	2.6	—	2.6
Total available-for-sale fixed income investments	—	26.8	—	26.8
Available-for-sale equity securities:
Biosciences industry	0.2	—	—	0.2
Total available-for-sale equity securities	0.2	—	—	0.2
Foreign exchange derivative assets	—	6.4	—	6.4
Interest rate swap derivative assets	—	183.4	—	183.4
Purchased cash convertible note hedge	—	1,303.0	—	1,303.0
Total assets at recurring fair value measurement	$16.8	$1,519.6	$—	$1,536.4
Financial Liabilities
Foreign exchange derivative liabilities	$—	$58.5	$—	$58.5
Interest rate swap derivative liabilities	—	15.8	—	15.8
Cash conversion feature of Cash Convertible Notes	—	1,303.0	—	1,303.0
Contingent consideration	—	—	664.6	664.6
Total liabilities at recurring fair value measurement	$—	$1,377.3	$664.6	$2,041.9

Schedule of Available-for-Sale Securities Reconciliation
The amortized cost and estimated fair value of available-for-sale securities, included in prepaid expenses and other current assets, were as follows:

(In millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2014
Debt securities	$27.7	$0.4	$—	$28.1
Equity securities	—	0.1	—	0.1
	$27.7	$0.5	$—	$28.2
December 31, 2013
Debt securities	$26.5	$0.3	$—	$26.8
Equity securities	—	0.2	—	0.2
	$26.5	$0.5	$—	$27.0

Maturities Of Available-for-Sale Debt Securities At Fair Value
Maturities of available-for-sale debt securities at fair value as of December 31, 2014, were as follows:

(In millions)
Mature within one year	$2.5
Mature in one to five years	18.6
Mature in five years and later	7.0
$28.1

Fair value hedging relationships
Derivative [Line Items]
Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Fair Value Hedging Relationships

	Location of Gain or (Loss) Recognized in Earnings on Derivatives	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		Year Ended December 31,
(In millions)		2014	2013	2012
Interest rate swaps	Interest expense	$35.6	$(17.9)	$19.6
Total		$35.6	$(17.9)	$19.6

	Location of (Loss) or Gain Recognized in Earnings on Hedged Items	Amount of (Loss) or Gain Recognized in Earnings on Hedging Items
		Year Ended December 31,
(In millions)		2014	2013	2012
2016 Senior Notes (1.800% coupon)	Interest expense	$(0.9)	$0.4	$—
2018 Senior Notes (6.000% coupon)	Interest expense	4.6	17.1	(6.8)
2018 Senior Notes (6.000% coupon)	Other expense (income), net	(15.0)	—	—
2023 Senior Notes (3.125% coupon)	Interest expense	(45.7)	15.4	—
Total		$(27.0)	$32.9	$(6.8)

Cash flow hedging relationships
Derivative [Line Items]
Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Cash Flow Hedging Relationships

	Amount of (Loss) or Gain Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In millions)	2014	2013	2012
Foreign currency forward contracts	$(26.8)	$(83.8)	$(25.5)
Interest rate swaps	(135.1)	136.6	(8.2)
Total	$(161.9)	$52.8	$(33.7)

	Location of Loss Reclassified from AOCE into Earnings (Effective Portion)	Amount of Loss Reclassified from AOCE into Earnings (Effective Portion)
		Year Ended December 31,
(In millions)		2014	2013	2012
Foreign currency forward contracts	Net sales	$(47.9)	$(60.5)	$(44.2)
Interest rate swaps	Interest expense	(0.6)	(1.5)	(2.4)
Interest rate swaps	Other expense (income), net	—	(0.8)	—
Total		$(48.5)	$(62.8)	$(46.6)

	Location of Gain Excluded from the Assessment of Hedge Effectiveness	Amount of Gain Excluded from the Assessment of Hedge Effectiveness
		Year Ended December 31,
(In millions)		2014	2013	2012
Foreign currency forward contracts	Other expense (income), net	$82.3	$61.6	$58.0
Total		$82.3	$61.6	$58.0

Designated as hedging instrument
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Fair Values of Derivative Instruments
Derivatives Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2014		December 31, 2013
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$30.4	Prepaid expenses and other current assets	$90.3
Foreign currency forward contracts	Prepaid expenses and other current assets	12.9	Prepaid expenses and other current assets	—
Interest rate swaps	Other assets	—	Other assets	93.1
Total		$43.3		$183.4

	Liability Derivatives
	December 31, 2014		December 31, 2013
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Other current liabilities	$49.9	Other current liabilities	$15.8
Foreign currency forward contracts	Other current liabilities	—	Other current liabilities	53.1
Total		$49.9		$68.9

Not designated as hedging instrument
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Fair Values of Derivative Instruments
Derivatives Not Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2014		December 31, 2013
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$5.5	Prepaid expenses and other current assets	$6.4
Purchased cash convertible note hedge	Prepaid expenses and other current assets	1,853.5	Other assets	1,303.0
Total		$1,859.0		$1,309.4

	Liability Derivatives
	December 31, 2014		December 31, 2013
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Other current liabilities	$2.3	Other current liabilities	$5.4
Cash conversion feature of Cash Convertible Notes	Current portion of long-term debt and other long-term obligations	1,853.5	Long-term debt	1,303.0
Total		$1,855.8		$1,308.4

Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives Not Designated as Hedging Instruments

	Location of Gain or (Loss) Recognized in Earnings on Derivatives	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		Year Ended December 31,
(In millions)		2014	2013	2012
Foreign currency forward contracts	Other expense (income), net	$(78.3)	$2.2	$(8.4)
Cash conversion feature of Cash Convertible Notes	Other expense (income), net	(550.2)	(667.0)	(176.3)
Purchased cash convertible note hedge	Other expense (income), net	550.2	667.0	176.3
Total		$(78.3)	$2.2	$(8.4)